POST RETIREMENT BENEFIT PLAN (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost, 1-Percentage-Point Increase	$ 11
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	283
Effect on total of service and interest cost, 1-Percentage-Point Decrease	(6)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (133)